Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Accounts Receivable - Schedule of Accounts Receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2021	2020
Trade accounts receivable	3,078	2,608
Allowance for doubtful accounts	(68)	(42)
Accounts receivable from shareholders	—	14
Accounts receivable from other related parties	129	95
Accounts receivable from underwriters, promoters, and employees	5	1
Other accounts receivable	117	224
Total accounts receivable net of allowance for doubtful accounts	3,261	2,900